Income Tax - Schedule of Major Components of Income Tax Credit (Detail) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Current tax:
Total current tax	£ 1,187	£ 1,588	£ 3,214	£ 3,294
Deferred tax:
Income tax credit	1,194	1,585	3,226	3,287
U.K. [member]
Current tax:
In respect of current period	1,188	1,588	3,215	3,294
U.S. [member]
Current tax:
In respect of current period	(1)	0	(1)	0
Deferred tax:
In respect of current period	7	(3)	12	(7)
In respect of prior period	£ 0	£ 0	£ 0	£ 0